Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Australia (11.0%)
	Goodman Group	7,465,266	155,419
	Scentre Group	19,064,352	52,341
	Charter Hall Group	1,727,241	28,243
	Vicinity Ltd.	14,395,385	27,054
	Stockland	8,879,182	26,579
	GPT Group	6,992,164	25,185
	Mirvac Group	14,411,502	18,074
	Dexus	3,918,990	16,458
	Region Group	4,188,082	7,002
	Charter Hall Long Wale REIT	2,412,572	6,450
	HomeCo Daily Needs REIT	6,861,545	6,097
	BWP Property Group Ltd.	2,233,780	6,095
	Charter Hall Retail REIT	1,844,514	5,213
	Lendlease Corp. Ltd.	2,402,118	5,094
	Ingenia Communities Group	1,489,745	4,545
	Waypoint REIT Ltd.	2,396,312	4,189
	Centuria Industrial REIT	1,914,647	4,044
	Centuria Capital Group (XASX)	3,297,826	3,382
	Arena REIT	1,487,043	3,322
	DigiCo Infrastructure REIT	1,490,117	2,653
	Gemlife Communities Group	788,484	2,447
	Rural Funds Trust	1,420,469	2,168
	Charter Hall Social Infrastructure REIT	1,188,556	2,150
	Cromwell Property Group	6,098,631	1,847
	Dexus Industria REIT	940,817	1,629
	Growthpoint Properties Australia Ltd.	992,336	1,554
	Storage King Group	1,486,535	1,345
*,1	Lifestyle Communities Ltd.	374,170	1,337
	Cedar Woods Properties Ltd.	260,606	1,282
	Abacus Group	1,543,432	1,027
	Centuria Office REIT	1,465,549	943
*	HealthCo REIT	1,519,644	795
			425,963
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	140,447	3,925
*,1	CPI Europe AG	120,880	2,168
			6,093
Belgium (1.9%)
	Aedifica SA	337,468	27,289
	Warehouses De Pauw CVA	695,318	17,894
	Montea NV	77,702	6,090
	VGP NV	56,646	5,520
	Xior Student Housing NV	141,545	4,505
	Retail Estates NV	47,272	3,594
	Shurgard Self Storage Ltd. (XBRU)	114,009	3,331
	Care Property Invest NV	154,476	2,245
	Ascencio	21,734	1,313
	Vastned NV	29,846	1,023
			72,804
Brazil (0.3%)
	Allos SA	532,677	2,847
	JHSF Participacoes SA	1,125,401	2,455
	Iguatemi SA (BVMF)	461,153	2,259
	Multiplan Empreendimentos Imobiliarios SA	227,868	1,265
	Moura Dubeux Engenharia SA	239,055	1,165
	LOG Commercial Properties e Participacoes SA	116,227	583
	Lavvi Empreendimentos Imobiliarios SA	279,912	570
			11,144

		Shares	Market Value ($000)
Canada (2.0%)
	RioCan REIT	519,768	8,224
	Granite REIT	108,385	7,438
	Canadian Apartment Properties REIT	273,482	6,762
	Choice Properties REIT	586,712	6,680
	First Capital REIT	379,872	6,213
	SmartCentres REIT	258,824	5,456
	Dream Industrial REIT	502,519	5,158
	Boardwalk REIT	85,474	4,039
	H&R REIT	473,600	3,723
	Primaris REIT	210,848	3,446
	Killam Apartment REIT	217,972	2,890
	StorageVault Canada Inc.	813,258	2,785
	CT REIT	195,517	2,600
	Crombie REIT	198,593	2,475
	Allied Properties REIT	328,712	2,303
	Vital Infrastructure Property Trust	445,432	1,776
	Slate Grocery REIT Class U	104,082	1,296
	DREAM Unlimited Corp. Class A	87,559	1,237
	Minto Apartment REIT	66,541	852
[1]	Nexus Industrial REIT	126,298	736
[1]	Morguard North American Residential REIT	61,594	714
[1]	Dream Office REIT	27,039	354
			77,157
Chile (0.7%)
	Plaza SA	2,802,332	11,363
	Parque Arauco SA (XSGO)	2,613,641	11,084
	Cencosud Shopping SA	1,741,480	4,374
			26,821
China (4.5%)
	China Resources Land Ltd.	10,419,724	44,082
	China Overseas Land & Investment Ltd.	13,580,277	23,358
[2]	China Resources Mixc Lifestyle Services Ltd.	2,171,130	11,042
[1,2]	Longfor Group Holdings Ltd.	7,262,129	6,355
	Country Garden Services Holdings Co. Ltd.	7,512,324	5,360
[1]	C&D International Investment Group Ltd.	2,285,000	4,476
	China Jinmao Holdings Group Ltd.	19,291,054	3,392
*,1	Greentown China Holdings Ltd.	3,629,814	3,296
	Greentown Service Group Co. Ltd.	4,786,000	2,652
*,2	Evergrande Property Services Group Ltd.	18,840,000	2,592
*,1	China Vanke Co. Ltd. Class H	8,016,383	2,537
[1]	Yuexiu Property Co. Ltd.	5,143,982	2,374
[1]	Shoucheng Holdings Ltd.	10,435,229	2,344
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	455,797	2,170
[1]	Onewo Inc. Class H	1,009,428	2,170
*,1	Sunac China Holdings Ltd.	29,688,269	2,085
	Poly Property Services Co. Ltd. Class H	558,273	2,001
	China Overseas Grand Oceans Group Ltd.	6,344,079	1,982
*	Seazen Group Ltd.	9,518,666	1,746
	Youngor Group Co. Ltd. Class A	1,369,520	1,594
	Poly Property Group Co. Ltd.	7,917,048	1,535
	Hainan Airport Infrastructure Co. Ltd. Class A	3,379,452	1,467
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,644,285	1,406
	K Wah International Holdings Ltd.	5,171,000	1,365
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	897,816	1,235
*,3	Hopson Development Holdings Ltd.	3,502,589	1,179
*,1	Country Garden Holdings Co. Ltd.	53,762,494	1,163
*	Seazen Holdings Co. Ltd. Class A	666,963	1,110
*	Shanghai Vital Microtech Co. Ltd.	275,399	1,061
*	Quzhou Xin'an Development Co. Ltd. Class A	2,457,299	1,044
*,1	Greater Bay Area AI Computing Tech Co. Ltd.	874,574	1,025
	Shanghai Lingang Holdings Corp. Ltd. Class A	691,824	918
*	Vantone Neo Development Group Co. Ltd. Class A	564,411	895
*	Shui On Land Ltd.	12,746,038	879
*,1	Logan Group Co. Ltd.	4,716,984	859
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	708,685	843
	Yuexiu REIT	9,720,970	831
*	Shenzhen Investment Ltd.	8,578,201	743
	Ever Sunshine Services Group Ltd.	3,224,000	739

		Shares	Market Value ($000)
	Poly Developments & Holdings Group Co. Ltd. Class A	932,646	730
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	988,696	719
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	229,349	686
*	Greenland Holdings Corp. Ltd. Class A	3,546,571	683
*	Winnovation Culturaltainment Development Ltd. Class A	1,729,610	678
[1]	C&D Property Management Group Co. Ltd.	2,046,000	677
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	643,644	663
	Nanjing Gaoke Co. Ltd. Class A	537,212	630
	Tomson Group Ltd.	2,132,000	619
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,284,795	596
[1,2]	Sunac Services Holdings Ltd.	5,618,000	573
	Chengdu Hi-tech Development Co. Ltd. Class A	100,823	547
[1,2]	A-Living Smart City Services Co. Ltd. Class H	2,353,500	543
*	China Enterprise Co. Ltd. Class A	1,549,199	519
	China World Trade Center Co. Ltd. Class A	176,924	503
*	Gemdale Corp. Class A	1,385,027	474
*	Beijing Capital Development Co. Ltd. Class A	780,574	465
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	433
*	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	416
*	Grandjoy Holdings Group Co. Ltd. Class A	1,238,103	406
	China Merchants Property Operation & Service Co. Ltd. Class A	302,837	406
	Shanghai SMI Holding Co. Ltd. Class A	723,994	399
*	China Vanke Co. Ltd. Class A	780,667	387
*	Greattown Holdings Ltd. Class A	625,671	385
*	Zhuhai Zhumian Group Co. Ltd.	532,938	378
*	Hefei Urban Construction Development Co. Ltd. Class A	237,407	377
*	Shenzhen Zhenye Group Co. Ltd. Class A	377,600	365
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	588,743	362
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	244,612	352
*,3	S-Enjoy Service Group Co. Ltd.	953,000	340
	Yuexiu Services Group Ltd.	1,390,500	340
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	351,775	336
[2]	Midea Real Estate Holding Ltd.	876,000	335
*	Red Star Macalline Group Corp. Ltd. Class A	1,024,281	335
*	Financial Street Holdings Co. Ltd. Class A	866,351	320
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	310
*	Shanghai Industrial Development Co. Ltd. Class A	540,600	297
	Huafa Industrial Co. Ltd. Zhuhai Class A	786,519	297
*,1	Radiance Holdings Group Co. Ltd.	2,303,000	297
*	SOHO China Ltd.	6,769,045	294
	Shunfa Hengneng Corp. Class A	679,820	294
*	Bright Real Estate Group Co. Ltd. Class A	627,400	287
*	China Sports Industry Group Co. Ltd. Class A	270,000	285
*	Jiangsu Dagang Co. Ltd. Class A	164,600	280
*	Cinda Real Estate Co. Ltd. Class A	709,022	271
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,952,334	265
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	259
	Shenzhen SEG Co. Ltd. Class A	247,580	244
	Suning Universal Co. Ltd. Class A	873,947	242
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	240
*	China Union Holdings Ltd. Class A	404,787	234
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	210
*,1,2	Shimao Services Holdings Ltd.	3,725,000	206
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	424,000	205
	Haining China Leather Market Co. Ltd. Class A	363,500	204
*,3	China South City Holdings Ltd.	14,838,111	202
*,1	Gemdale Properties & Investment Corp. Ltd.	16,716,000	199
*	Rongan Property Co. Ltd. Class A	677,126	198
	Shanghai Huitong Energy Resources Co. Ltd. Class A	58,100	194
*	Beijing North Star Co. Ltd. Class A	763,100	191
*	Sanxiang Impression Co. Ltd. Class A	340,700	190
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	323,600	189
*	Hainan Expressway Co. Ltd. Class A	269,200	183
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,870,613	181
	Shenzhen Properties & Resources Development Group Ltd. Class A	152,784	180
*	Beijing Hualian Department Store Co. Ltd. Class A	788,500	166
*	China Wuyi Co. Ltd. Class A	465,678	162
*,1	Agile Group Holdings Ltd.	7,552,159	153
*,1	Sino-Ocean Group Holding Ltd.	24,958,926	153
*	Shimao Group Holdings Ltd.	18,058,500	147

		Shares	Market Value ($000)
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	141
*	CIFI Holdings Group Co. Ltd.	19,608,000	97
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	1,002	3
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	—
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	—
*,3	Jiayuan International Group Ltd.	15,242,000	—
*,3	Datang Group Holdings Ltd.	1,172,000	—
			173,032
Egypt (0.2%)
	Talaat Moustafa Group	3,678,979	7,062
*	Palm Hills Developments SAE	4,906,341	1,400
	Madinet Masr For Housing & Development	3,829,932	604
*	Six of October Development & Investment	638,979	352
			9,418
Finland (0.2%)
	Lumo Kodit OYJ	713,880	6,485
France (3.5%)
*	Unibail-Rodamco-Westfield	444,799	54,194
	Klepierre SA	806,006	36,610
	Gecina SA	190,749	16,525
	Covivio SA	199,753	12,194
	Mercialys SA	343,058	4,755
	Carmila SA	230,464	4,500
	Altarea SCA	23,763	2,766
	ICADE	114,510	2,554
*,1	Nexity SA	175,300	1,432
			135,530
Germany (3.1%)
	Vonovia SE	3,097,577	75,149
	LEG Immobilien SE (XETR)	276,072	16,575
	TAG Immobilien AG	690,874	11,040
*	Aroundtown SA	3,084,661	7,759
	Deutsche Wohnen SE	175,581	3,750
	Hamborner REIT AG	267,325	1,354
*,1	Grand City Properties SA	116,323	1,303
	PATRIZIA SE	149,507	1,257
	Deutsche EuroShop AG	43,935	934
			119,121
Greece (0.1%)
*	LAMDA Development SA	296,264	2,168
*	Dimand SA	28,081	419
			2,587
Hong Kong (8.4%)
	Sun Hung Kai Properties Ltd.	5,607,613	88,011
	Link REIT	9,491,151	47,308
	CK Asset Holdings Ltd.	7,157,127	43,594
	Hongkong Land Holdings Ltd.	3,608,055	29,257
	Wharf Real Estate Investment Co. Ltd.	5,880,947	19,889
	Sino Land Co. Ltd.	14,009,812	19,082
	Henderson Land Development Co. Ltd.	4,945,735	17,930
	Swire Properties Ltd.	3,569,200	10,870
	Wharf Holdings Ltd.	3,454,652	8,649
	Hang Lung Properties Ltd.	6,468,658	6,012
	Hang Lung Group Ltd.	3,083,112	5,426
	Kerry Properties Ltd.	2,128,832	5,312
	Hysan Development Co. Ltd.	2,170,655	5,162
*,1	New World Development Co. Ltd.	4,978,000	4,368
	Fortune REIT	5,576,151	3,434
	Champion REIT	6,718,512	1,994
*,1	Art Group Holdings Ltd.	5,560,000	1,939
	Great Eagle Holdings Ltd.	790,000	1,599
	Prosperity REIT	4,754,000	921
	Sunlight REIT	2,787,701	828
*,1	SR Medical Technology Co. Ltd.	3,013,003	633
	SF REIT	1,846,524	629

		Shares	Market Value ($000)
	Dynamic Holdings Ltd.	484,000	594
			323,441
India (3.7%)
	DLF Ltd.	2,347,737	16,216
[2]	Macrotech Developers Ltd.	1,129,344	14,721
	Embassy Office Parks REIT	3,184,436	14,616
	Phoenix Mills Ltd.	691,336	13,721
	Godrej Properties Ltd.	550,775	12,154
	Prestige Estates Projects Ltd.	614,463	10,407
[2]	Brookfield India Real Estate Trust	2,329,636	8,338
	Oberoi Realty Ltd.	424,096	8,120
	Nexus Select Trust	3,823,741	6,689
[2]	Mindspace Business Parks REIT	868,262	4,478
	Knowledge Realty Trust	3,396,311	4,213
	Brigade Enterprises Ltd.	678,837	4,128
	Anant Raj Ltd.	525,592	3,440
	Aditya Birla Real Estate Ltd.	200,019	2,972
	Sobha Ltd. (XNSE)	140,429	2,019
*	Embassy Developments Ltd.	2,494,217	1,597
	Mahindra Lifespace Developers Ltd.	374,551	1,541
*	SignatureGlobal India Ltd.	150,951	1,297
*	Valor Estate Ltd.	916,601	1,083
	NESCO Ltd.	93,972	1,049
	Raymond Realty Ltd.	124,256	838
*	Max Estates Ltd.	195,169	804
	Sunteck Realty Ltd.	233,368	739
*	Sri Lotus Developers & Realty Ltd.	327,566	686
	Ganesh Housing Ltd.	77,734	603
	Ashiana Housing Ltd.	147,381	603
*	Hemisphere Properties India Ltd.	398,239	561
*	TARC Ltd.	388,108	558
*	Keystone Realtors Ltd.	112,940	473
*	Puravankara Ltd.	212,456	469
	Marathon Nextgen Realty Ltd.	107,514	439
*	Arvind SmartSpaces Ltd.	63,914	397
*	Unitech Ltd.	8,813,417	395
*	Awfis Space Solutions Ltd.	135,210	394
	Ajmera Realty & Infra India Ltd.	281,700	373
*	Kolte-Patil Developers Ltd.	82,671	334
*	Hubtown Ltd.	164,931	329
*	Shriram Properties Ltd.	362,915	320
	Shipping Corp. of India Land & Assets Ltd.	606,662	262
	Alembic Ltd.	263,179	251
			142,627
Indonesia (0.2%)
	Pantai Indah Kapuk Dua Tbk PT	6,606,753	2,283
*	MNC Tourism Indonesia Tbk PT	253,107,300	1,168
	Ciputra Development Tbk PT	31,791,591	1,015
*	Bumi Serpong Damai Tbk PT	25,143,193	796
	Pakuwon Jati Tbk PT	51,863,528	767
	Summarecon Agung Tbk PT	37,598,623	681
	Kawasan Industri Jababeka Tbk PT	61,374,500	443
	Bangun Kosambi Sukses PT	2,037,300	428
*	Lippo Karawaci Tbk PT	124,898,712	416
*	Sentul City Tbk PT	78,349,700	295
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			8,292
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,903,984	2,385
Israel (3.1%)
	Azrieli Group Ltd.	136,337	17,998
	Mega Or Holdings Ltd.	86,384	14,030
	Big Shopping Centers Ltd.	59,544	13,382
	Melisron Ltd.	86,982	11,421
	Mivne Real Estate KD Ltd.	2,083,661	9,195
	Alony Hetz Properties & Investments Ltd.	610,144	6,336
	Amot Investments Ltd.	883,824	5,370
	Reit 1 Ltd.	737,258	5,218

		Shares	Market Value ($000)
	YH Dimri Construction & Development Ltd.	35,533	4,191
*	Airport City Ltd.	200,159	3,606
	Israel Canada T.R Ltd.	608,220	3,107
*	Argo Properties NV	73,339	3,040
	Aura Investments Ltd.	555,592	2,902
	Sella Capital Real Estate Ltd.	891,655	2,571
	Summit Real Estate Holdings Ltd.	140,530	2,296
	Gav-Yam Lands Corp. Ltd.	162,244	2,080
	Blue Square Real Estate Ltd.	19,692	2,070
	Menivim- The New REIT Ltd.	3,097,376	1,922
	Africa Israel Residences Ltd.	22,636	1,605
	G City Ltd.	323,820	1,227
	Prashkovsky Investments & Construction Ltd.	27,223	1,183
	Isras Investment Co. Ltd.	4,274	1,182
*	Electra Real Estate Ltd.	112,720	1,178
	Land Development Nimrodi Group Ltd.	74,678	974
	Property & Building Corp. Ltd.	7,893	810
*	Carasso Real Estate Ltd.	70,286	757
	Hagag Group Real Estate Development	104,910	744
			120,395
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	204,776	989
Japan (21.6%)
	Mitsubishi Estate Co. Ltd.	4,444,078	107,890
	Mitsui Fudosan Co. Ltd.	10,062,035	98,018
	Sumitomo Realty & Development Co. Ltd.	3,417,468	76,600
	Daiwa House Industry Co. Ltd.	2,215,205	65,053
	Nippon Building Fund Inc.	32,182	27,146
	Hulic Co. Ltd.	2,467,455	27,129
	Daito Trust Construction Co. Ltd.	1,119,625	23,633
	Japan Real Estate Investment Corp.	26,593	20,350
	Japan Metropolitan Fund Investment	26,255	19,394
	Tokyu Fudosan Holdings Corp.	2,153,526	17,899
	Tokyo Tatemono Co. Ltd.	758,795	16,012
	GLP J-Reit	17,526	15,927
	Nomura Real Estate Master Fund Inc.	15,765	15,078
	Nippon Prologis REIT Inc.	26,042	14,800
	KDX Realty Investment Corp.	14,743	14,409
	Orix JREIT Inc.	20,165	13,049
	Daiwa House REIT Investment Corp.	16,586	12,842
	United Urban Investment Corp.	11,680	11,936
	Nomura Real Estate Holdings Inc.	1,943,045	11,166
	Japan Hotel REIT Investment Corp.	21,564	10,988
	Invincible Investment Corp.	27,924	10,701
	Advance Residence Investment Corp.	10,428	9,675
	Japan Prime Realty Investment Corp.	14,764	9,072
	Industrial & Infrastructure Fund Investment Corp.	9,219	8,157
	Mitsui Fudosan Logistics Park Inc.	11,745	7,955
	Sekisui House REIT Inc.	15,743	7,487
	Mitsui Fudosan Accommodations Fund Inc.	9,191	7,081
	Activia Properties Inc.	7,721	6,916
	Japan Logistics Fund Inc.	10,022	6,215
	LaSalle Logiport REIT	6,342	6,067
	Daiwa Office Investment Corp.	2,490	5,325
	Daiwa Securities Living Investments Corp.	8,722	5,316
	Comforia Residential REIT Inc.	7,762	4,975
	Mitsui Fudosan Retail Fund Investment Corp.	9,403	4,838
	AEON REIT Investment Corp.	6,288	4,806
	Mori Hills REIT Investment Corp. Class C	5,645	4,603
	Mori Trust REIT Inc.	9,227	4,415
	Hulic REIT Inc.	4,466	4,415
	NTT UD REIT Investment Corp.	5,042	4,341
	Mitsubishi Estate Logistics REIT Investment Corp.	5,426	4,238
	Katitas Co. Ltd.	186,292	3,947
	Starts Corp. Inc.	131,600	3,902
	Japan Excellent Inc.	4,242	3,835
	Tokyu REIT Inc.	3,167	3,770
	NIPPON REIT Investment Corp.	6,699	3,523

		Shares	Market Value ($000)
	Leopalace21 Corp.	808,050	3,419
[1]	Kasumigaseki Capital Co. Ltd.	73,300	3,400
	Heiwa Real Estate REIT Inc.	3,964	3,341
	Star Asia Investment Corp.	9,793	3,289
	Hoshino Resorts REIT Inc.	2,135	3,266
	Fukuoka REIT Corp.	2,832	3,179
	Global One Real Estate Investment Corp.	4,020	2,825
	Heiwa Real Estate Co. Ltd.	162,658	2,396
	Tosei Corp.	211,200	2,396
	Hankyu Hanshin REIT Inc.	2,524	2,284
	Ichigo Office REIT Investment Corp.	3,712	2,242
	JSB Co. Ltd.	39,701	2,223
	Keihanshin Building Co. Ltd.	305,000	2,185
	CRE Logistics REIT Inc.	2,230	1,972
	MIRARTH Real Estate Investment Corp.	3,686	1,912
	SOSiLA Logistics REIT Inc.	2,681	1,831
	Mirai Corp.	6,962	1,823
	Ichigo Inc.	683,800	1,770
	Sun Frontier Fudousan Co. Ltd.	97,879	1,536
	Samty Residential Investment Corp.	2,672	1,532
	One REIT Inc.	3,010	1,496
[1]	LA Holdings Co. Ltd.	77,900	1,336
	Sankei Real Estate Inc.	1,696	1,137
	Nippon Commercial Development Co. Ltd.	61,900	1,126
	Mirarth Holdings Inc.	395,935	1,017
	Starts Proceed Investment Corp.	861	998
	Goldcrest Co. Ltd.	48,840	991
	ESCON Japan REIT Investment Corp.	1,329	933
	Tosei REIT Investment Corp.	1,094	917
	TOC Co. Ltd.	157,793	909
	Arealink Co. Ltd.	138,200	859
	Health Care & Medical Investment Corp.	1,299	858
	Dear Life Co. Ltd.	120,200	821
[1]	Tokaido REIT Inc.	1,272	793
	SRE Holdings Corp.	44,200	757
	Star Mica Holdings Co. Ltd.	77,600	739
[1]	Ichigo Hotel REIT Investment Corp.	885	633
	Marimo Regional Revitalization REIT Inc.	951	624
[1]	Nippon Hotel & Residential Investment Corp.	1,504	620
	Kasumigaseki Hotel REIT Investment Corp.	1,035	619
	Airport Facilities Co. Ltd.	104,200	612
	CENTRAL REIT Investment Corp.	884	585
*,1	TKP Corp.	45,600	549
[1]	Good Com Asset Co. Ltd.	54,900	530
[1]	Mugen Estate Co. Ltd.	40,800	495
	Japan Property Management Center Co. Ltd.	36,400	415
	Nisshin Group Holdings Co. Ltd.	92,100	385
	Cosmos Initia Co. Ltd.	38,900	320
			835,789
Kuwait (0.5%)
	Mabanee Co. KPSC	2,455,176	7,367
*	Kuwait Real Estate Co. KSC	3,377,294	3,619
	Commercial Real Estate Co. KSC	5,392,955	3,374
	Salhia Real Estate Co. KSCP	1,687,124	2,080
*	National Real Estate Co. KPSC	4,139,310	1,751
*	United Real Estate Co. SAKP	944,525	862
*	Al Mazaya Holding Co. KSCP	1,759,695	437
*	Kuwait Business Town Real Estate Co. KSCP	1,372,005	351
*	Marakez Real Estate Development Co. KPSC	182,648	106
			19,947
Malaysia (1.1%)
	IOI Properties Group Bhd.	6,844,991	6,347
	Sime Darby Property Bhd.	14,355,868	4,731
	IGB REIT	5,992,700	4,031
	Sunway REIT	7,362,834	3,998
	Axis REIT	6,872,700	3,233
	Eco World Development Group Bhd. (XKLS)	4,939,200	2,491
	SP Setia Bhd. Group	10,795,500	2,455
	Pavilion REIT	5,487,734	2,389

		Shares	Market Value ($000)
	OSK Holdings Bhd.	4,806,359	2,327
	Mah Sing Group Bhd.	6,271,497	1,595
	Matrix Concepts Holdings Bhd.	5,076,951	1,501
	Capitaland Malaysia Trust	7,258,455	1,091
*	KSL Holdings Bhd.	1,519,900	1,078
*	Tropicana Corp. Bhd.	3,261,100	967
	UEM Sunrise Bhd.	5,574,765	804
	YTL Hospitality REIT	2,882,347	755
	Eastern & Oriental Bhd.	3,673,900	673
	HCK Capital Group Bhd.	1,171,200	619
	KIP REIT	2,831,000	603
	Paradigm REIT	2,028,100	459
	LBS Bina Group Bhd.	3,060,400	318
			42,465
Mexico (1.6%)
	Fibra Uno Administracion SA de CV	10,015,202	18,036
	Prologis Property Mexico SA de CV	3,957,059	17,771
	Fibra MTY SAPI de CV	16,287,045	14,087
	Corp. Inmobiliaria Vesta SAB de CV	3,482,060	12,073
[2]	FIBRA Macquarie Mexico	554,854	1,440
			63,407
Netherlands (0.5%)
[2]	CTP NV	478,465	8,646
	Eurocommercial Properties NV	160,692	5,198
	Wereldhave NV	138,955	3,071
	NSI NV	51,715	992
			17,907
New Zealand (0.2%)
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	3,795,535	4,487
[1]	Vital Healthcare Property Trust	2,101,976	2,336
			6,823
Norway (0.1%)
[2]	Entra ASA	178,666	1,996
	PPI Public Property Invest AB Class A	879,335	1,786
			3,782
Philippines (0.7%)
	SM Prime Holdings Inc.	39,814,751	11,901
	Ayala Land Inc.	20,858,660	5,745
	AREIT Inc.	5,163,520	3,205
	RL Commercial REIT Inc.	21,371,200	2,549
	Robinson's Land Corp.	5,918,072	1,652
	Megaworld Corp.	34,100,100	1,234
	Citicore Energy REIT Corp.	8,985,000	498
			26,784
Poland (0.0%)
	Murapol SA	39,314	392
Qatar (0.2%)
	Barwa Real Estate Co.	7,791,457	4,988
	United Development Co. QSC	6,147,693	1,347
*	Ezdan Holding Group QSC	5,754,214	1,285
*	Mazaya Real Estate Development QPSC	1,765,198	267
			7,887
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.3%)
*	Dar Al Arkan Real Estate Development Co.	1,927,869	9,454
	Makkah Construction & Development Co.	357,643	7,807
*	Umm Al Qura for Development & Construction Co.	1,728,632	7,543
[2]	Arabian Centres Co. Ltd.	848,102	3,525
*	Emaar Economic City	1,065,637	2,681
	Retal Urban Development Co.	784,614	2,132
*	Saudi Real Estate Co.	476,913	2,025
	Arriyadh Development Co.	418,721	1,807
	Al Rajhi REIT	832,977	1,793
	Jadwa REIT Saudi Fund	643,875	1,750

		Shares	Market Value ($000)
*	Knowledge Economic City Co.	358,249	1,428
	Sedco Capital REIT Fund	517,516	1,062
	Alramz Real Estate Co / SA	59,725	828
*	Dar AlMajed Real Estate Co.	443,521	749
	Alandalus Property Co.	163,260	660
	Bonyan REIT	234,197	634
*	Ladun Investment Co.	878,080	596
	Riyad REIT Fund	445,608	568
	Alinma Hospitality REIT Fund	260,531	559
	Derayah REIT	383,748	541
	Alkhabeer REIT	349,457	535
	Sumou Real Estate Co.	66,180	449
	Al Maather REIT Fund	162,870	388
	Alinma Retail REIT Fund	309,073	388
	Mulkia Gulf Real Estate REIT Fund	271,737	331
	Alahli REIT Fund 1	155,760	272
	Musharaka Real Estate Income Fund	265,888	242
			50,747
Singapore (6.0%)
	CapitaLand Integrated Commercial Trust	22,057,225	42,807
	CapitaLand Ascendas REIT	15,304,004	30,654
	UOL Group Ltd.	1,702,878	13,140
	City Developments Ltd.	2,093,777	12,805
	Keppel DC REIT	7,322,103	12,733
	Mapletree Logistics Trust	12,501,455	12,077
[1]	Mapletree Industrial Trust	7,814,591	11,760
	Suntec REIT	8,110,927	9,359
	Frasers Centrepoint Trust	5,139,088	9,091
	Mapletree Pan Asia Commercial Trust	8,285,641	8,593
	Keppel REIT	11,774,135	8,446
	Frasers Logistics & Commercial Trust	10,802,852	8,339
	CapitaLand Ascott Trust	9,958,022	7,025
	Parkway Life REIT	1,596,897	5,255
	Lendlease Global Commercial REIT	9,198,551	4,230
	ESR-REIT	2,035,236	4,158
	Capitaland India Trust	4,047,890	3,344
	Centurion Accommodation REIT	3,638,860	3,204
	AIMS APAC REIT	2,320,588	2,896
*	NTT DC REIT	3,026,900	2,783
	Stoneweg Europe Stapled Trust	1,321,566	2,424
	Starhill Global REIT	5,576,268	2,414
	OUE REIT	8,413,100	2,327
	CapitaLand China Trust	4,364,734	2,246
	Far East Hospitality Trust	3,961,392	1,776
	CDL Hospitality Trusts	2,852,199	1,768
*	Digital Core REIT Management Pte. Ltd.	3,303,493	1,619
[1]	Sasseur REIT	2,067,200	1,112
	Yanlord Land Group Ltd.	2,006,504	1,072
[1]	Centurion Corp. Ltd.	833,564	1,014
[1]	Prime US REIT	3,448,240	540
*	Manulife US REIT	6,388,110	319
*	Yoma Strategic Holdings Ltd.	5,071,500	313
[1]	LHN Ltd.	673,000	291
*,3	EC World REIT	1,188,500	241
			232,175
South Africa (2.2%)
	NEPI Rockcastle NV	2,288,067	21,061
	Growthpoint Properties Ltd.	12,524,057	13,396
	Redefine Properties Ltd.	26,337,956	10,421
	Vukile Property Fund Ltd.	5,007,202	7,662
	Fortress Real Estate Investments Ltd. Class B	4,442,966	6,820
	Hyprop Investments Ltd.	1,484,903	5,480
	Resilient REIT Ltd.	1,081,523	5,453
	Equites Property Fund Ltd.	3,176,320	3,429
	Fairvest Ltd. Class B	6,747,149	3,012
	Attacq Ltd.	2,551,988	2,716
	SA Corporate Real Estate Ltd.	10,176,244	2,158
[1]	Stor-Age Property REIT Ltd.	1,571,013	1,562

		Shares	Market Value ($000)
	Burstone Group Ltd.	2,275,386	1,351
			84,521
South Korea (0.3%)
[1]	SK REITs Co. Ltd.	704,754	2,706
[1]	Hanwha Reit Co. Ltd.	460,846	1,644
[1]	ESR Kendall Square REIT Co. Ltd.	677,647	1,564
	Shinhan Alpha REIT Co. Ltd.	385,031	1,408
[1]	LOTTE REIT Co. Ltd.	546,887	1,386
[1]	IGIS Value Plus REIT Co. Ltd.	248,045	608
	Koramco Life Infra Reit Co. Ltd.	209,000	608
*,3	JR Global REIT	652,096	488
			10,412
Spain (0.9%)
	Merlin Properties Socimi SA	1,584,299	27,535
	Colonial SFL Socimi SA	1,235,559	7,909
*,2	Aedas Homes SA	31,240	778
			36,222
Sweden (3.0%)
	Castellum AB	1,308,665	18,367
	Sagax AB Class B	799,943	14,062
*	Fastighets AB Balder Class B	2,543,505	13,921
	Wihlborgs Fastigheter AB	987,042	8,028
	Pandox AB	383,954	7,140
	Catena AB	169,497	7,042
	Wallenstam AB Class B	1,338,903	5,813
	Fabege AB	713,447	5,595
	Hufvudstaden AB Class A	395,027	5,030
	Altra Fastigheter AB	592,676	4,852
	Cibus Real Estate AB publ	301,388	4,548
	NP3 Fastigheter AB	118,848	3,305
*	Swedish Logistic Property AB Class B	762,777	2,956
	Dios Fastigheter AB	381,327	2,635
	Atrium Ljungberg AB Class B	826,144	2,308
	Platzer Fastigheter Holding AB Class B	272,321	2,106
*,1	Samhallsbyggnadsbolaget i Norden AB	4,742,303	1,634
	Logistea AB Class B	1,079,575	1,515
	Sagax AB Class D	427,609	1,491
*,1	Sveafastigheter AB	274,329	932
*,1	Neobo Fastigheter AB	430,638	840
	FastPartner AB Class A	178,164	798
	Heba Fastighets AB Class B	253,681	652
	Corem Property Group AB Class B	2,303,519	613
	Klarabo Sverige AB Class B	316,166	480
*	Samhallsbyggnadsbolaget i Norden AB Class D	384,251	248
	Corem Property Group AB Class D	6,592	159
			117,070
Switzerland (3.0%)
	Swiss Prime Site AG (Registered)	292,807	47,757
	PSP Swiss Property AG (Registered)	167,375	30,197
	Allreal Holding AG (Registered)	53,220	13,922
	Mobimo Holding AG (Registered)	27,191	11,763
	Intershop Holding AG	22,212	4,730
	Hiag Immobilien Holding AG	16,191	2,646
	Cham Swiss Properties AG	81,138	2,412
*,1	Peach Property Group AG	89,241	530
			113,957
Taiwan (1.1%)
[1]	Highwealth Construction Corp.	6,418,042	8,705
	Ruentex Development Co. Ltd.	7,073,354	5,887
[1]	Huaku Development Co. Ltd.	1,026,466	3,087
[1]	Sakura Development Co. Ltd.	1,606,456	2,107
	Chong Hong Development Co. Ltd.	874,913	2,097
[1]	Da-Li Development Co. Ltd.	1,437,233	2,095
[1]	JSL Construction & Development Co. Ltd.	1,035,127	1,944
[1]	Farglory Land Development Co. Ltd.	965,631	1,933
[1]	Kindom Development Co. Ltd.	1,455,884	1,556
	Cathay Real Estate Development Co. Ltd.	2,189,893	1,486
[1]	Delpha Construction Co. Ltd.	1,865,529	1,145

		Shares	Market Value ($000)
[1]	Prince Housing & Development Corp.	4,216,478	1,118
[1]	Yea Shin International Development Co. Ltd.	1,252,279	838
[1]	Advancetek Enterprise Co. Ltd.	945,000	833
[1]	Hung Sheng Construction Ltd.	1,451,520	766
	Radium Life Tech Co. Ltd.	2,222,304	720
	Crowell Development Corp.	1,111,877	666
[1]	Fu Hua Innovation Co. Ltd.	1,529,617	661
[1]	Shin Ruenn Development Co. Ltd.	498,362	639
[1]	Yungshin Construction & Development Co. Ltd.	362,000	562
*	Kuo Yang Construction Co. Ltd.	842,802	467
[1]	Jean Co. Ltd.	775,354	465
[1]	Huang Hsiang Construction Corp.	449,406	456
	GTM Holdings Corp.	439,000	430
	Hong Pu Real Estate Development Co. Ltd.	751,194	422
	Hung Ching Development & Construction Co. Ltd.	299,000	407
	KEE TAI Properties Co. Ltd.	1,360,547	399
*	Shining Building Business Co. Ltd.	1,639,869	398
[1]	Hua Yu Lien Development Co. Ltd.	346,691	388
*,1	King's Town Construction Co. Ltd.	331,000	365
	Pacific Construction Co.	975,000	264
*,1	We & Win Development Co. Ltd.	762,000	260
	San Far Property Ltd.	444,000	247
[1]	We&Win Diversification Co. Ltd.	534,000	237
*,3	Taiwan Land Development Corp.	2,224,000	—
			44,050
Thailand (1.0%)
	Central Pattana PCL	4,917,105	10,118
	WHA Corp. PCL	26,698,306	3,868
	CPN Retail Growth Leasehold REIT	8,032,681	3,218
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,668,900	2,203
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,243,396	2,128
	MBK PCL (XBKK)	2,876,332	1,943
	Amata Corp. PCL	2,053,923	1,772
	Axtra Future City Freehold & Leasehold REIT	4,175,600	1,647
	Land & Houses PCL (Registered)	13,064,900	1,490
	LH Hotel Leasehold REIT Class F	2,853,800	1,213
	Supalai PCL	2,493,081	1,183
	Sansiri PCL	25,185,125	1,135
	LH Shopping Centers Leasehold REIT Class F	2,407,800	1,124
	BA Airport Leasehold REIT	2,836,800	985
	IMPACT Growth REIT	2,384,800	906
	AP Thailand PCL	3,497,120	869
	Quality Houses PCL	15,711,100	680
	Bangkok Land PCL	31,821,895	600
	SC Asset Corp. PCL	7,682,040	464
*	Pruksa Real Estate PCL	3,024,500	178
			37,724
Turkiye (0.7%)
*	Tera Yatirim Teknoloji Holding A/S	4,065,607	4,119
*	Peker Gayrimenkul Yatirim Ortakligi A/S	12,589,636	3,896
	Yeni Gimat Gayrimenkul Ortakligi A/S	681,082	3,030
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,049,112	2,655
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,283,946	1,914
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,122,408	1,712
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,269,280	1,284
	Ronesans Gayrimenkul Yatirim A/S	298,362	1,258
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	546,737	1,079
	Is Gayrimenkul Yatirim Ortakligi A/S	1,690,628	941
	AKIS Gayrimenkul Yatirimi A/S	4,169,654	816
	Panora Gayrimenkul Yatirim Ortakligi	203,580	712
	Pasifik Gayrimenkul Yatirim Ortakligi	7,960,383	584
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,805,159	519
*	DAP Gayrimenkul Gelistirme A/S Class A	2,756,613	505
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	400,128	438
	Ozak Gayrimenkul Yatirim Ortakligi	1,416,441	379
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,266,311	365
*	Adese Alisveris Merkezleri Ticaret A/S	15,737,630	287
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,039,763	218
			26,711

		Shares	Market Value ($000)
United Arab Emirates (2.9%)
	Emaar Properties PJSC	22,588,592	67,417
	Aldar Properties PJSC	13,782,288	27,806
	Emaar Development PJSC	3,067,408	10,795
	Dubai Residential REIT	7,124,253	2,438
	TECOM Group PJSC	2,188,302	2,007
*	RAK Properties PJSC	5,367,760	1,557
	Deyaar Development PJSC	4,036,630	794
*	Eshraq Investments PJSC	4,869,423	615
*	Manazel PJSC	4,578,038	381
			113,810
United Kingdom (7.4%)
	Segro plc	4,942,418	64,561
	Land Securities Group plc	2,720,318	25,911
	LondonMetric Property plc	8,559,798	22,629
	British Land Co. plc	3,740,008	22,364
	Tritax Big Box REIT plc	9,118,614	20,965
	Shaftesbury Capital plc	7,160,610	13,938
	UNITE Group plc	1,803,167	13,099
	Primary Health Properties plc	9,477,096	12,079
	Derwent London plc	410,389	11,646
	Hammerson plc	2,023,321	10,471
	Big Yellow Group plc	717,656	8,592
	Sirius Real Estate Ltd.	5,793,282	7,757
	International Workplace Group plc	2,641,088	7,044
	Great Portland Estates plc	1,481,908	6,995
	Safestore Holdings plc	797,951	6,656
	Grainger plc	2,709,873	6,395
	Supermarket Income REIT plc	4,561,593	5,298
	Target Healthcare REIT plc	2,267,409	3,469
[1]	Workspace Group plc	537,650	2,548
	Custodian Property Income REIT plc	1,794,749	2,095
	Picton Property Income Ltd.	1,875,013	1,883
	NewRiver REIT plc	1,354,443	1,500
[2]	Living Real Estate Investment Trust plc	1,251,688	1,302
[1]	Schroder REIT Ltd.	1,798,423	1,088
	Helical plc	392,472	1,051
	Harworth Group plc	575,875	1,013
	AEW UK REIT plc	569,148	821
[2]	Regional REIT Ltd.	480,055	642
	CLS Holdings plc	550,431	390
			284,202
Total Common Stocks (Cost $4,189,281)			3,841,068
Preferred Stock (0.0%)
	NP3 Fastigheter AB Preference Shares (Cost $684)	208,936	668
Warrants (0.0%)
*	Origin Property pcl Exp. 5/18/2028 (Cost $—)	787,949	6
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $61,128)	611,349	61,129
Total Investments (101.1%) (Cost $4,251,093)			3,902,871
Other Assets and Liabilities—Net (-1.1%)			(42,327)
Net Assets (100%)			3,860,544
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,153.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $67,777, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $60,475 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2026	47	7,478	27
MSCI Emerging Markets Index	September 2026	42	3,449	(274)
Topix Index	September 2026	4	1,002	24
				(223)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	9/16/2026	CAD	2,815	USD	2,003	9	—
Standard Chartered Bank	9/16/2026	EUR	2,824	USD	3,284	—	(22)
State Street Bank & Trust Co.	9/16/2026	EUR	1,003	USD	1,147	12	—
Bank of Montreal	9/16/2026	GBP	950	USD	1,275	6	—
Standard Chartered Bank	9/16/2026	GBP	778	USD	1,041	8	—
JPMorgan Chase Bank, N.A.	9/16/2026	HKD	23,291	USD	2,975	—	—
Goldman Sachs International	9/16/2026	INR	295,823	USD	3,067	21	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	465,000	USD	2,890	44	—
State Street Bank & Trust Co.	9/16/2026	JPY	214,499	USD	1,349	5	—
Standard Chartered Bank	9/16/2026	SGD	2,256	USD	1,753	12	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	3,336	AUD	4,844	—	(70)
Toronto-Dominion Bank	9/16/2026	USD	483	AUD	684	2	—
Royal Bank of Canada	9/16/2026	USD	569	BRL	3,006	—	(17)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,961	CAD	2,765	—	(16)
Toronto-Dominion Bank	9/16/2026	USD	598	CAD	829	5	—
State Street Bank & Trust Co.	9/16/2026	USD	3,715	CHF	2,925	78	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	9,450	EUR	8,167	14	—
State Street Bank & Trust Co.	9/16/2026	USD	5,056	GBP	3,776	—	(33)
Royal Bank of Canada	9/16/2026	USD	2,112	HKD	16,467	9	—
State Street Bank & Trust Co.	9/16/2026	USD	1,779	HKD	13,899	4	—
Deutsche Bank AG	9/16/2026	USD	6,869	JPY	1,090,277	—	(9)
State Street Bank & Trust Co.	9/16/2026	USD	3,492	JPY	554,154	—	(4)
Bank of America, N.A.	9/17/2026	USD	666	MXN	11,608	—	(1)
State Street Bank & Trust Co.	9/16/2026	USD	2,106	SEK	19,822	19	—
Standard Chartered Bank	9/16/2026	USD	2,105	SGD	2,683	6	—
State Street Bank & Trust Co.	9/16/2026	USD	232	ZAR	3,803	2	—
						256	(172)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	1/29/2027	CITNA	4,023	(3.630)	23	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	2/2/2027	CITNA	2,060	(3.630)	—	(2)
China Vanke Co. Ltd.	2/2/2027	CITNA	978	(3.630)	61	—
Multiplan Empreendimentos Imobiliarios SA	8/31/2026	BANA	4,476	(3.630)	51	—
Poly Developments Holdings Group Co. Ltd.	2/2/2027	CITNA	1,937	(3.630)	96	—
					231	(2)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.   Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	180,315	3,658,303	2,450	3,841,068
Preferred Stock	—	668	—	668
Warrants	6	—	—	6
Temporary Cash Investments	61,129	—	—	61,129
Total	241,450	3,658,971	2,450	3,902,871
Derivative Financial Instruments
Assets
Futures Contracts[1]	51	—	—	51
Forward Currency Contracts	—	256	—	256
Swap Contracts	—	231	—	231
Total	51	487	—	538
Liabilities
Futures Contracts[1]	(274)	—	—	(274)
Forward Currency Contracts	—	(172)	—	(172)
Swap Contracts	—	(2)	—	(2)
Total	(274)	(174)	—	(448)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.